Premises and Equipment - Premises and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Land	$ 534	$ 525
Buildings and improvements	3,222	3,144
Furniture, fixtures and equipment	2,543	2,449
Capitalized building and equipment leases	97	95
Construction in progress	42	44
Premises and equipment, gross	6,438	6,257
Less accumulated depreciation and amortization	(3,768)	(3,600)
Total	$ 2,670	$ 2,657